Prospectus Supplement

Jan. 26, 1998*

IDS Blue Chip Advantage Fund (April 1, 1997)                             S-6025K
IDS Bond Fund (Oct. 30, 1997)                                            S-6495L
IDS California Tax-Exempt Fund (Aug. 29, 1997)                           S-6328L
IDS Discovery Fund (Sept. 29, 1997)                                      S-6457L
IDS Diversified Equity Income Fund (Nov. 28, 1997)                       S-6475L
IDS Emerging Markets Fund (Dec. 30, 1997)                                S-6354C
IDS Equity Value Fund (May 30, 1997)                                     S-6382E
IDS Extra Income Fund (July 30, 1997)                                    S-6370L
IDS Federal Income Fund (July 30, 1997)                                  S-6042M
IDS Global Balanced Fund (Dec. 30, 1997)                                 S-6352A
IDS Global Bond Fund (Dec. 30, 1997)                                     S-6309L
IDS Global Growth Fund (Dec. 30, 1997)                                   S-6334L
IDS Growth Fund (Sept. 29, 1997)                                         S-6455M
IDS Insured Tax-Exempt Fund (Aug. 29, 1997)                              S-6327L
IDS International Fund (Dec. 30, 1997)                                   S-6140L
IDS Managed Allocation Fund (Nov. 28, 1997)                              S-6141M
IDS Massachusetts Tax-Exempt Fund (Aug. 29, 1997)                        S-6328L
IDS Michigan Tax-Exempt Fund (Aug. 29, 1997)                             S-6328L
IDS Minnesota Tax-Exempt Fund (Aug. 29, 1997)                            S-6328L
IDS Mutual (Nov. 28, 1997)                                               S-6326M
IDS New Dimensions Fund (Sept. 29, 1997)                                 S-6440L
IDS New York Tax-Exempt Fund (Aug. 29, 1997)                             S-6328L
IDS Ohio Tax-Exempt Fund (Aug. 29, 1997)                                 S-6328L
IDS Precious Metals Fund (May 30, 1997)                                  S-6142L
IDS Progressive Fund (Nov. 28, 1997)                                     S-6449L
IDS Research Opportunities Fund (Sept. 29, 1997)                         S-6356C
IDS Selective Fund (July 30, 1997)                                       S-6376M
IDS Small Company Index Fund (April 1, 1997)                             S-6357C
IDS Stock Fund (Nov. 28, 1997)                                           S-6351M
IDS Strategy Aggressive Fund (May 30, 1997)                              S-6381E
IDS Utilities Income Fund (Aug. 29, 1997)                                S-6341L

The prospectus section titled "Waivers of the sales charge for Class A shares" is modified as follows:

The final bullet point of this section is changed to read:

"o Purchases made with the proceeds from IDS Life Real Estate Variable Annuity surrenders."

S-6025-1A (1/98)
*Valid until next prospectus update

Destroy Dec. 31, 1998